Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Common Stock	Accumulated Deficit	Accumulated Deficit Preferred Stock	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2015	$ (75,844)			$ 0		$ 12,563		$ (88,674)		$ 267
Beginning balance (in shares) at Dec. 31, 2015				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive effect of shares issued in 2018 Merger	0			$ 2		(2)
Retroactive effect of shares issued in 2018 Merger (in shares)				21,578
Net loss	65,538							65,538
Change in foreign currency translation	(780)									(780)
Cumulative translation adjustment on discontinued operations	513									513
Share-based compensation	161					161
Conversion of subordinated debt into equity	23,287					23,287
Distribution of land and building	0
Ending balance at Dec. 31, 2016	12,875			$ 2		36,009		(23,136)		0
Ending balance (in shares) at Dec. 31, 2016				21,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	16,525							16,525
Share-based compensation	53					53
Distributions	(34,738)					(31,328)		(3,410)
Distribution of land and building	(4,734)					(4,734)
Ending balance at Dec. 31, 2017	(10,019)			$ 2		0		(10,021)		0
Ending balance (in shares) at Dec. 31, 2017				21,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17,392)							(17,392)
Issuance of common stock	(34,965)								$ (34,965)
Contingent consideration	(69,373)							(69,373)
Merger recapitalization transaction	(22,973)							(22,973)
Ending balance at Mar. 31, 2018	(154,722)			$ 2		0		(154,724)
Ending balance (in shares) at Mar. 31, 2018				21,578
Beginning balance at Dec. 31, 2017	(10,019)			$ 2		0		(10,021)		0
Beginning balance (in shares) at Dec. 31, 2017				21,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,741)
Ending balance at Sep. 30, 2018	(147,486)			$ 2		500		(147,988)
Ending balance (in shares) at Sep. 30, 2018				21,578
Beginning balance at Dec. 31, 2017	(10,019)			$ 2		0		(10,021)		0
Beginning balance (in shares) at Dec. 31, 2017				21,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	4,244							4,244
Share-based compensation	1,072					1,072
Distribution of land and building	0
Issuance of common stock		$ 5,276	$ (34,965)				$ 5,276		$ (34,965)
Issuance of stock (in shares)					577
Contingent consideration	(69,373)							(69,373)
Merger recapitalization transaction	(25,816)							(25,816)
Preferred dividends	(1,597)					(1,597)
Ending balance at Dec. 31, 2018	(131,178)			$ 2		4,751		(135,931)		0
Ending balance (in shares) at Dec. 31, 2018				22,155
Beginning balance at Mar. 31, 2018	(154,722)			$ 2		0		(154,724)
Beginning balance (in shares) at Mar. 31, 2018				21,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	4,915							4,915
Merger recapitalization transaction	(2,843)							(2,843)
Preferred dividends	(548)							(548)
Ending balance at Jun. 30, 2018	(153,198)			$ 2		0		(153,200)
Ending balance (in shares) at Jun. 30, 2018				21,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	5,736							5,736
Share-based compensation	500					500
Preferred dividends	(524)							(524)
Ending balance at Sep. 30, 2018	(147,486)			$ 2		500		(147,988)
Ending balance (in shares) at Sep. 30, 2018				21,578
Beginning balance at Dec. 31, 2018	(131,178)			$ 2		4,751		(135,931)		0
Beginning balance (in shares) at Dec. 31, 2018				22,155
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(22,889)							(22,889)
Share-based compensation	1,040					1,040
Issuance of common stock	159			$ 0			$ 235
Issuance of stock (in shares)					111
Merger recapitalization transaction	(2,754)							(2,754)
Preferred dividends	(525)					(525)
Ending balance at Mar. 31, 2019	(150,639)			$ 2		5,501		(156,066)
Ending balance (in shares) at Mar. 31, 2019				22,266
Beginning balance at Dec. 31, 2018	(131,178)			$ 2		4,751		(135,931)		$ 0
Beginning balance (in shares) at Dec. 31, 2018				22,155
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,072)
Ending balance at Sep. 30, 2019	(119,305)			$ 2		18,018		(137,249)
Ending balance (in shares) at Sep. 30, 2019				20,461
Beginning balance at Mar. 31, 2019	(150,639)			$ 2		5,501		(156,066)
Beginning balance (in shares) at Mar. 31, 2019				22,266
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	6,208							6,208
Share-based compensation	720					720
Preferred dividends	(918)					(918)
Ending balance at Jun. 30, 2019	(135,207)			$ 2		14,725		(149,858)
Ending balance (in shares) at Jun. 30, 2019				22,266
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	12,609							12,609
Share-based compensation	1,052					1,052
Preferred dividends	(759)					(759)
Ending balance at Sep. 30, 2019	$ (119,305)			$ 2		$ 18,018		$ (137,249)
Ending balance (in shares) at Sep. 30, 2019				20,461